Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents.
Summary of Cash and Cash Equivalents

	2019	2018
Cash and bank deposits	2,838	366
Cash equivalents and bank deposits in foreign currency (a)	23,346	3,615
Cash equivalents (b)	22,716	8,320
	48,900	12,301

(a)	Short-term deposits (mainly follow-on proceeds) maintained in U.S. dollar.
(b)

Cash equivalents correspond to financial investments in Bank Certificates of Deposit (“CDB”) of highly rated financial institutions. As of December 31, 2019, the average interest on these CDB are equivalent to 30.0% (2018: 61.7%) of the Interbank Certificates of Deposit (“CDI”). These funds are available for immediate use and have insignificant risk of changes in value.